Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Allowance for doubtful accounts, accounts receivable	$ 47,199	$ 231,937
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	11,675,216	11,675,216
Ordinary shares, shares outstanding	11,675,216	11,675,216